CURRENT AND DEFERRED TAX - Disclosure of composition of deferred tax assets (liabilities) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Tax [Line Items]
Deferred tax assets (liabilities)	$ 0	$ 0
Exploration and development expenditures [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax liabilities	(50,964)	(91,705)
Non-capital losses [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	249,100	319,425
Right-of-use assets [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax liabilities	$ (198,136)	$ (227,720)